Convertible Note (Tables)	12 Months Ended
Aug. 31, 2017
Convertible Note Tables
Fair value assumptions
	August 31, 2017	August 31, 2016
Note balance	$586,512	$440,464
Debt discounts	(64,917)	(45,001)
Accrued interest	112,959	37,983
	$634,554	$433,446